Expense Example - FidelityContrafundK6-PRO - FidelityContrafundK6-PRO - Fidelity Contrafund K6	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567